Intangible assets, net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Accumulated amortization	$ (5,281)	$ (3,972)
Impairment	18,893	0	$ 0
Intangible assets, net	2,377	22,579
Backlog contract
Finite-Lived Intangible Assets, Gross	372	372
Proprietary technology
Finite-Lived Intangible Assets, Gross	$ 26,179	$ 26,179